Condensed financial information of the parent company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 167,955	$ 24,017	¥ 119,171	¥ 114,521
Restricted Cash	384	55	376	¥ 486
Prepayments and other current assets	15,306	2,188	14,264
Total current assets	231,963	33,170	184,615
Non-current assets:
Long-term investments	112,609	16,103	113,506
Other non-current assets	6,165	882	6,510
Total non-current assets	184,202	26,341	193,418
Total assets	416,165	59,511	378,033
Current liabilities:
Total current liabilities	302,975	43,325	261,633
Total liabilities	316,740	45,293	278,635
Shareholders' equity
Treasury shares (442,915 and 1,415,422 class A common shares as of December 31, 2024 and 2025, respectively)	(6,430)	(919)	(1,674)
Accumulated deficit	(995,292)	(142,325)	(995,715)
Accumulated other comprehensive income	18,440	2,637	20,040
Total shareholders' equity	65,798	9,409	67,922
Total liabilities and shareholders' equity	416,165	59,511	378,033
Parent Company
Current assets:
Cash and cash equivalents	23,208	3,319	3,291
Total amounts due from related parties	10,383	1,485	10,592
Prepayments and other current assets	8,312	1,189	6,893
Non-current assets:
Long-term investments	306,164	43,781	304,090
Other non-current assets	5,016	717	5,130
Total non-current assets	311,180	44,498	309,220
Total assets	353,083	50,491	329,996
Current liabilities:
Accrued liabilities and other current liabilities	3,633	520	2,342
Due to the entities within the Group	283,652	40,562	259,732
Total current liabilities	287,285	41,082	262,074
Total liabilities	287,285	41,082	262,074
Shareholders' equity
Treasury shares (442,915 and 1,415,422 class A common shares as of December 31, 2024 and 2025, respectively)	(6,430)	(919)	(1,674)
Additional paid in capital	1,049,029	150,009	1,045,221
Accumulated deficit	(995,292)	(142,325)	(995,715)
Accumulated other comprehensive income	18,440	2,637	20,040
Total shareholders' equity	65,798	9,409	67,922
Total liabilities and shareholders' equity	353,083	50,491	329,996
Parent Company | Affiliated Entity
Current assets:
Total current assets	41,903	5,993	20,776
Class A Common Shares
Shareholders' equity
Common shares	40	5	39
Class A Common Shares | Parent Company
Shareholders' equity
Common shares	40	5	39
Class B Common Shares
Shareholders' equity
Common shares	11	2	11
Class B Common Shares | Parent Company
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11